Liability under insurance contracts and reinsurance contracts - Summary of coverage elements and occurrence elements of net insurance contract liabilities applying the premium allocation (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets	₩ (5,639)
Beginning balance - Insurance contract liabilities	51,124,991
Beginning balance - Net insurance contract liabilities	51,119,352
Insurance income	3,364,322	₩ 3,116,553	₩ 2,899,599
Insurance service expenses - Changes in liabilities for incurred claims	2,321,814	2,131,560	1,748,779
Insurance finance income and expenses - Current profit or loss	(1,191,195)	(99,439)	(516,097)
Insurance finance income and expenses	(1,191,195)	(99,439)	(516,097)
Ending balance - Insurance contract assets	(760)	(5,639)
Ending balance - Insurance contract liabilities	50,471,303	51,124,991
Ending balance - Net insurance contract liabilities	50,470,543	51,119,352
Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance income	101,942	64,554	39,641
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets	(4,588)	(10,210)
Beginning balance - Insurance contract liabilities	161,949	104,666
Beginning balance - Net insurance contract liabilities	157,361	94,456
Insurance income	(101,942)	(64,554)
Insurance service expenses - Incurred claims and other incurred insurance service expenses	86,764	61,721
Insurance service expenses - Losses on onerous contracts and reversals	86,764	61,721
Insurance service expenses - Amortization of insurance acquisition Cash flows	21,827	13,238
Insurance service expenses - Other		(9)
Insurance service expenses	120,375	76,395
Investment components and insurance premium refund	0	0
Insurance finance income and expenses - Current profit or loss	5,450	4,542
Insurance finance income and expenses - Other comprehensive income	(33)	28
Insurance finance income and expenses	5,417	4,570
Cash flow for the period - Insurance premium received	106,466	109,597
Cash flow for the period - Insurance acquisition cash flow paid	(26,637)	(19,841)
Cash flow for the period - Insurance claims and other insurance service expenses paid	(90,081)	(45,564)
Cash flow for the period - Receipt (payment) of investment components and refund of insurance premiums	(221)	(2)
Cash flow for the period	(10,473)	44,190
Other increases (decreases)	0	2,304
Ending balance - Insurance contract assets	0	(4,588)	(10,210)
Ending balance - Insurance contract liabilities	170,738	161,949	104,666
Ending balance - Net insurance contract liabilities	170,738	157,361	94,456
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Losses on onerous contracts and reversals [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Incurred claims and other incurred insurance service expenses	3,435	(2,185)
Insurance service expenses - Losses on onerous contracts and reversals	3,435	(2,185)
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in liabilities for incurred claims	8,349	3,630
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Present value estimate of future cash flows [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets	1,894	450
Beginning balance - Insurance contract liabilities	21,756	10,340
Beginning balance - Net insurance contract liabilities	23,650	10,790
Insurance income	0	0
Insurance service expenses - Incurred claims and other incurred insurance service expenses	83,752	61,148
Insurance service expenses - Losses on onerous contracts and reversals	83,752	61,148
Insurance service expenses - Amortization of insurance acquisition Cash flows	0	0
Insurance service expenses - Other		(9)
Insurance service expenses	92,653	64,348
Investment components and insurance premium refund	223	2
Insurance finance income and expenses - Current profit or loss	253	162
Insurance finance income and expenses - Other comprehensive income	(27)	22
Insurance finance income and expenses	226	184
Cash flow for the period - Insurance premium received	0	0
Cash flow for the period - Insurance acquisition cash flow paid	0	0
Cash flow for the period - Insurance claims and other insurance service expenses paid	(90,081)	(45,564)
Cash flow for the period - Receipt (payment) of investment components and refund of insurance premiums	(221)	(2)
Cash flow for the period	(90,302)	(45,566)
Other increases (decreases)	2	(6,108)
Ending balance - Insurance contract assets	0	1,894	450
Ending balance - Insurance contract liabilities	26,452	21,756	10,340
Ending balance - Net insurance contract liabilities	26,452	23,650	10,790
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Present value estimate of future cash flows [member] | Losses on onerous contracts and reversals [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Incurred claims and other incurred insurance service expenses	0	0
Insurance service expenses - Losses on onerous contracts and reversals	0	0
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Present value estimate of future cash flows [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in liabilities for incurred claims	8,901	3,209
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Risk adjustment for non-financial risks [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets	24	7
Beginning balance - Insurance contract liabilities	1,944	987
Beginning balance - Net insurance contract liabilities	1,968	994
Insurance income	0	0
Insurance service expenses - Incurred claims and other incurred insurance service expenses	2,475	528
Insurance service expenses - Losses on onerous contracts and reversals	2,475	528
Insurance service expenses - Amortization of insurance acquisition Cash flows	0	0
Insurance service expenses - Other		0
Insurance service expenses	1,923	949
Investment components and insurance premium refund	0	0
Insurance finance income and expenses - Current profit or loss	57	17
Insurance finance income and expenses - Other comprehensive income	(6)	6
Insurance finance income and expenses	51	23
Cash flow for the period - Insurance premium received	0	0
Cash flow for the period - Insurance acquisition cash flow paid	0	0
Cash flow for the period - Insurance claims and other insurance service expenses paid	0	0
Cash flow for the period - Receipt (payment) of investment components and refund of insurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	(2)	2
Ending balance - Insurance contract assets	0	24	7
Ending balance - Insurance contract liabilities	3,940	1,944	987
Ending balance - Net insurance contract liabilities	3,940	1,968	994
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Risk adjustment for non-financial risks [member] | Losses on onerous contracts and reversals [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Incurred claims and other incurred insurance service expenses	0	0
Insurance service expenses - Losses on onerous contracts and reversals	0	0
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Risk adjustment for non-financial risks [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in liabilities for incurred claims	(552)	421
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Excluding loss factors [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets	(6,506)	(10,670)
Beginning balance - Insurance contract liabilities	135,670	88,524
Beginning balance - Net insurance contract liabilities	129,164	77,854
Insurance income	(101,942)	(64,554)
Insurance service expenses - Incurred claims and other incurred insurance service expenses	537	45
Insurance service expenses - Losses on onerous contracts and reversals	537	45
Insurance service expenses - Amortization of insurance acquisition Cash flows	21,827	13,238
Insurance service expenses - Other		0
Insurance service expenses	23,106	13,337
Investment components and insurance premium refund	(223)	(2)
Insurance finance income and expenses - Current profit or loss	5,140	4,363
Insurance finance income and expenses - Other comprehensive income	0	0
Insurance finance income and expenses	5,140	4,363
Cash flow for the period - Insurance premium received	106,466	109,597
Cash flow for the period - Insurance acquisition cash flow paid	(26,637)	(19,841)
Cash flow for the period - Insurance claims and other insurance service expenses paid	0	0
Cash flow for the period - Receipt (payment) of investment components and refund of insurance premiums	0	0
Cash flow for the period	79,829	89,756
Other increases (decreases)	0	8,410
Ending balance - Insurance contract assets	0	(6,506)	(10,670)
Ending balance - Insurance contract liabilities	135,074	135,670	88,524
Ending balance - Net insurance contract liabilities	135,074	129,164	77,854
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Excluding loss factors [member] | Losses on onerous contracts and reversals [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Incurred claims and other incurred insurance service expenses	742	54
Insurance service expenses - Losses on onerous contracts and reversals	742	54
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Excluding loss factors [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in liabilities for incurred claims	0	0
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Loss factor [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets	0	3
Beginning balance - Insurance contract liabilities	2,579	4,815
Beginning balance - Net insurance contract liabilities	2,579	4,818
Insurance income	0	0
Insurance service expenses - Incurred claims and other incurred insurance service expenses	0	0
Insurance service expenses - Losses on onerous contracts and reversals	0	0
Insurance service expenses - Amortization of insurance acquisition Cash flows	0	0
Insurance service expenses - Other		0
Insurance service expenses	2,693	(2,239)
Investment components and insurance premium refund	0	0
Insurance finance income and expenses - Current profit or loss	0	0
Insurance finance income and expenses - Other comprehensive income	0	0
Insurance finance income and expenses	0	0
Cash flow for the period - Insurance premium received	0	0
Cash flow for the period - Insurance acquisition cash flow paid	0	0
Cash flow for the period - Insurance claims and other insurance service expenses paid	0	0
Cash flow for the period - Receipt (payment) of investment components and refund of insurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	0	0
Ending balance - Insurance contract assets	0	0	3
Ending balance - Insurance contract liabilities	5,272	2,579	4,815
Ending balance - Net insurance contract liabilities	5,272	2,579	₩ 4,818
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Loss factor [member] | Losses on onerous contracts and reversals [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Incurred claims and other incurred insurance service expenses	2,693	(2,239)
Insurance service expenses - Losses on onerous contracts and reversals	2,693	(2,239)
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Loss factor [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in liabilities for incurred claims	₩ 0	₩ 0